Organization and Nature of Operations - Subsidiaries (Details)	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Sep. 29, 2024
NIO Nextev Limited ("NIO HK") (formerly known as Nextev Limited)
Organization and Nature of Operations
Equity interest held	100.00%
NIO GmbH (formerly known as NextEV GmbH)
Organization and Nature of Operations
Equity interest held	100.00%
NIO Co., Ltd. ("NIO SH") (formerly known as NextEV Co., Ltd.)
Organization and Nature of Operations
Equity interest held	100.00%
NIO USA, Inc. ("NIO US") (formerly known as NextEV USA, Inc.)
Organization and Nature of Operations
Equity interest held	100.00%
XPT Limited ("XPT")
Organization and Nature of Operations
Equity interest held	100.00%
XPT (Jiangsu) Investment Co., Ltd. ("XPT Jiangsu")
Organization and Nature of Operations
Equity interest held	100.00%
XPT Holding (Anhui) Co., Ltd.
Organization and Nature of Operations
Equity interest held	100.00%
XPT EDS (Hefei) Co., Ltd.
Organization and Nature of Operations
Equity interest held	100.00%
NIO Power Express Limited ("PE HK)
Organization and Nature of Operations
Equity interest held	100.00%
NIO User Enterprise Limited ("UE HK")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Sales and Services Co., Ltd. ("UE CNHC") (formerly known as Shanghai NIO Sales and Service Co., Ltd.)
Organization and Nature of Operations
Equity interest held	100.00%
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Organization and Nature of Operations
Equity interest held	100.00%		100.00%
Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Holding Co., Ltd. ("NIO China") (formerly known as NIO (Anhui) Holding Co., Ltd.)
Organization and Nature of Operations
Equity interest held	100.00%	91.80%	100.00%	88.25%
XPT (Jiangsu) Automotive Technology Co., Ltd. ("XPT AUTO")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Financial Leasing Co., Ltd. ("NIO Leasing")
Organization and Nature of Operations
Equity interest held	100.00%
NIO (Anhui) Co., Ltd. ("NIO AH")
Organization and Nature of Operations
Equity interest held	100.00%
NIO Technology (Anhui) Co., Ltd. ("NIO R&D")
Organization and Nature of Operations
Equity interest held	100.00%
New Horizon B.V.
Organization and Nature of Operations
Equity interest held	100.00%
NIO Nextev Europe Holding B.V.("NIO NL")
Organization and Nature of Operations
Equity interest held	100.00%
NEU Battery Asset Co., Ltd. ("BAC Cayman")
Organization and Nature of Operations
Equity interest held	100.00%
Instant Power Europe B.V. Co., Ltd. ("BAC NL")
Organization and Nature of Operations
Equity interest held	100.00%
NEU Battery Asset (Hong Kong) Co., Ltd. ("BAC HK")
Organization and Nature of Operations
Equity interest held	100.00%
GeniTech Co., Ltd
Organization and Nature of Operations
Equity interest held	100.00%
NIO AI Technology Limited ("NIO AI Technology")
Organization and Nature of Operations
Equity interest held	96.97%
NIO AI Technology Limited
Organization and Nature of Operations
Equity interest held	96.97%
Anhui NIO Autonomous Driving Technology Co., Ltd. ("Anhui NIO AD")
Organization and Nature of Operations
Equity interest held	96.97%